Related party transactions (Details) - Schedule of Due to a Related Party - Related Party [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to a related party	$ 344,235	$ 4,709
Qiaoling Lu [Member]
Related Party Transaction [Line Items]
Due to a related party	$ 344,235	$ 4,709